Net Loss Per Share Attributable to Common Stockholders- Calculation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Calculation of basic and diluted net loss per common share
Net loss attributable to common stockholders	$ (14,733,780)	$ (16,637,924)
Shares used to compute net loss per common share, basic and diluted (in shares)	10,951,178	6,153,139
Net loss per share attributable to common shareholders, basic and diluted	$ (1.35)	$ (2.70)